Income Tax	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
INCOME TAX
7.	INCOME TAX

(a) Income tax expense

The significant components of income tax expense are as follows:

	Years ended March 31,
Income tax expense	2024	2023
Current	$14,671	$9,358
Deferred	5,606	4,685
	$20,277	$14,043

The reconciliation of the Canadian statutory income tax rates to the effective tax rate is as follows:

	Years ended March, 31
	2024	2023
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$69,955	$35,143
Income tax expense computed at Canadian statutory rates	18,888	9,489
Foreign tax rates different from statutory rate	(6,579)	(4,976)
Permanent items	(351)	(1,048)
Withholding taxes	6,064	3,789
Change in unrecognized deferred tax assets	2,255	6,789
Income tax expense	$20,277	$14,043

(b) Deferred income tax

The continuity of deferred income tax liabilities is summarized as follows:

	Years ended March, 31
	2024	2023
Net deferred income tax liabilities, beginning of the year	$(47,917)	$(47,128)
Deferred income tax expense recognized in net income for the year	(5,606)	(4,685)
Deferred income tax expense recognized in other comprehensive income for the year	-	240
Foreign exchange impact	2,415	3,656
Net deferred income tax liabilities, end of the year	$(51,108)	$(47,917)

The significant components of the Company’s deferred income tax are as follows:

	March 31, 2024	March 31, 2023
Deferred income tax assets
Plant and equipment	$13,121	$2,054
Non-capital loss carry forwards	806	747
Environmental rehabilitation	1,462	1,765
Unrealized loss on investments	503	363
Other deductible temporary difference	327	41
Total deferred income tax assets	16,219	4,970

Deferred income tax liabilities
Plant and equipment	-	(1,905)
Mineral rights and properties	(67,174)	(50,821)
Other taxable temporary difference	(153)	(161)
Total deferred income tax liabilities	(67,327)	(52,887)

Net deferred income tax liabilities	(51,108)	(47,917)

Of which
-Deferred tax assets	-	179
-Deferred tax liabilities	$(51,108)	$(48,096)

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	March 31, 2024	March 31, 2023
Non-capital loss carry forward	$77,298	$65,200
Plant and equipment	2,003	2,553
Mineral rights and properties	6,199	3,562
Other deductible temporary difference	10,108	20,354
	$95,608	$91,669

As at March 31, 2024, the Company has the following net operating losses, expiring in various years to 2044 and available to offset future taxable income in Canada and China, respectively.

	Canada	China	Total
2024		792	792
2025		234	234
2026		1,147	1,147
2027		1,684	1,684
2028	1	1,995	1,996
2029	1,083		1,083
2030	6,288		6,288
2031	9,123		9,123
2032	9,389		9,389
2033	7,379		7,379
2034	6,701		6,701
2035	113		113
2036	540		540
2037	2,357		2,357
2038	2,663		2,663
2039	1,988		1,988
2040	3,921		3,921
2041	84		84
2042	6,773		6,773
2043	8,007		8,007
2044	5,036		5,036
	$71,446	$5,852	$77,298

As at March 31, 2024, temporary differences of $174.2 million (March 31, 2023 - $188.6 million) associated with the investments in subsidiaries have not been recognized as the Company is able to control the timing of the reversal of these differences which are not expected to reverse in the foreseeable future.